EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
EARNINGS PER SHARE

In accordance with Statement of Financial Accounting Standards (SFAS) No. 128, “Earnings Per Share”, which was primarily codified into ASC Topic 260, basic earnings per share were computed using weighted average shareholdings of 12,906,780 and 13,146,822 for the three months ended September 30, 2011 and 2010.  Basic earnings per share were computed using weighted average shareholdings of 13,017,417 and 13,175,996 for the nine months ended September 30, 2011 and 2010. There were no new common shares issued in the three and nine months ended September 30, 2011.

The basic earnings per share are calculated on the weighted average number of common shares outstanding.  Diluted earnings per share are based on the weighted average number of common shares outstanding and all dilutive potential common shares outstanding.  The Company’s potentially dilutive securities consist of options and warrants, as well as, convertible preferred stock. Because the Company had a net loss for the three and nine months ended September 30, 2011 and 2010, there is no dilutive effect and both the basic and diluted losses per share were the same for each period.